Loans and Allowance for Loan Losses - Loans Classified as TDRs By Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	40	45
Recorded Investment | $	$ 30,753	$ 28,393
Commercial and Industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	2
Recorded Investment | $	$ 103	$ 153
Construction | 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Recorded Investment | $	$ 0	$ 0
Construction | Commercial construction
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	13
Recorded Investment | $	$ 5,440	$ 8,905
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	13	11
Recorded Investment | $	$ 14,388	$ 13,619
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6	1
Recorded Investment | $	$ 5,339	$ 264
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	10	10
Recorded Investment | $	$ 4,396	$ 4,156
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	5	7
Recorded Investment | $	$ 1,087	$ 1,292
Installment
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	1
Recorded Investment | $	$ 0	$ 4